Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000247126
Shareholder Report [Line Items]
Fund Name	Calamos Alternative Nasdaq & Bond ETF
Trading Symbol	CANQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Alternative Nasdaq & Bond ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CANQ	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
AssetsNet	$ 5,746,025
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,746,025	27	10%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	86.8
Purchased Options	11.9
TOP 10 HOLDINGS	% OF NET ASSETS
Franklin Senior Loan ETF	22.5
Simplify MBS ETF	20.4
SPDR Portfolio High Yield Bond ETF	16.0
Vanguard Emerging Markets Government Bond ETF	15.9
Janus Henderson AAA CLO ETF	8.0
Schwab 1-5 Year Corporate Bond ETF	2.1
Costco Wholesale Corp., 06/20/25	1.6
Netflix, Inc., 09/26/25	1.5
Meta Platforms, Inc., 03/21/25	1.1
Broadcom, Inc., 06/20/25	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000240501
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Global Sustainable Equities ETF
Trading Symbol	SROI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Global Sustainable Equities ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SROI	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 13,497,369
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$13,497,369	108	8%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.7
Industrials	14.6
Financials	14.4
Health Care	11.6
Consumer Discretionary	10.6
Consumer Staples	6.6
Communication Services	6.5
Materials	5.0
Utilities	3.0
Real Estate	1.1
TOP 10 HOLDINGS	% OF NET ASSETS
Alphabet, Inc. - Class A	5.3
Microsoft Corp.	4.6
Apple, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - Class ADR	3.1
NVIDIA Corp.	3.1
SAP, SE	2.4
Visa, Inc. - Class A	1.7
Broadcom, Inc.	1.7
TJX Companies, Inc.	1.6
Costco Wholesale Corp.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000256995
Shareholder Report [Line Items]
Fund Name	Calamos Bitcoin Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – January
Trading Symbol	CBOJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® – January for the period of January 22, 2025 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOJ	$2Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.69%
AssetsNet	$ 41,228,756
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$41,228,756	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Securities	96.0
Long Call Option	24.4
Short Call Option	(20.5)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250959
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – January
Trading Symbol	CPRY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – January for the period of January 2, 2025 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRY	$6Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.69%
AssetsNet	$ 36,972,519
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$36,972,519	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.6
Long Put Option	5.4
Short Call Option	(6.2)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250961
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – October
Trading Symbol	CPRO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – October for the period of October 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRO	$23Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.69%
AssetsNet	$ 29,538,858
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,538,858	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.6
Long Put Option	4.5
Short Call Option	(5.2)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000246662
Shareholder Report [Line Items]
Fund Name	Calamos CEF Income & Arbitrage ETF
Trading Symbol	CCEF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos CEF Income & Arbitrage ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CCEF	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 18,589,817
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$18,589,817	44	39%

Holdings [Text Block]
FUND CATEGORIES	% OF NET ASSETS
Sector Equity	24.3
Taxable Bond	23.1
Allocation	17.7
Nontraditional Equity	11.7
International Equity	10.7
U.S. Equity	7.8
Municipal Bond	3.1
TOP 10 HOLDINGS	% OF NET ASSETS
Kayne Anderson Energy Infrastructure Fund	4.2
Bexil Investment Trust	4.0
John Hancock Premium Dividend Fund	3.9
ClearBridge Energy Midstream Opportunity Fund, Inc.	3.5
BlackRock Enhanced Large Cap Core Fund, Inc.	3.5
India Fund, Inc.	3.4
Nuveen Credit Strategies Income Fund	3.4
John Hancock Tax-Advantaged Dividend Income Fund	3.1
Royce Small-Cap Trust, Inc.	3.0
Allspring Multi-Sector Income Fund	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000243953
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Equity Alternative ETF
Trading Symbol	CVRT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Convertible Equity Alternative ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CVRT	$37	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 12,572,604
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$12,572,604	77	85%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.0
Industrials	16.5
Utilities	11.4
Consumer Discretionary	10.4
Financials	7.8
Health Care	6.1
Communication Services	5.0
Real Estate	3.0
Materials	2.9
Consumer Staples	1.7
Energy	1.4
Other	0.4
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Co., 6.000%, 10/15/27	7.5
MicroStrategy, Inc., 0.875%, 03/15/31	3.0
Carnival Corp., 5.750%, 12/01/27	2.8
Apollo Global Management, Inc., 6.750%, 07/31/26	2.8
MicroStrategy, Inc., 0.625%, 09/15/28	2.5
Seagate HDD Cayman, 3.500%, 06/01/28	2.3
Rocket Lab USA, Inc., 4.250%, 02/01/29	2.3
Hewlett Packard Enterprise Company, 7.625%, 09/01/27	2.2
Western Digital Corp., 3.000%, 11/15/28	2.1
Liberty Media Corp., 2.375%, 09/30/53	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000254075
Shareholder Report [Line Items]
Fund Name	Calamos Laddered S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Trading Symbol	CPSL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Laddered S&P 500® Structured Alt Protection ETF® for the period of September 9, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSL	$4Footnote Reference**	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.10%
AssetsNet	$ 47,003,794
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$47,003,794	8	73%

Holdings [Text Block]
TOP HOLDINGS	% OF NET ASSETS
Calamos S&P 500 Structured Alt Protection ETF - November	12.5
Calamos S&P 500 Structured Alt Protection ETF - July	12.5
Calamos S&P 500 Structured Alt Protection ETF - August	12.5
Calamos S&P 500 Structured Alt Protection ETF - May	12.5
Calamos S&P 500 Structured Alt Protection ETF - October	12.5
Calamos S&P 500 Structured Alt Protection ETF - September	12.5
Calamos S&P 500 Structured Alt Protection ETF - January	12.5
Calamos S&P 500 Structured Alt Protection ETF - December	12.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249271
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq – 100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – December
Trading Symbol	CPNQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – December for the period of December 2, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNQ	$11Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.69%
AssetsNet	$ 34,198,832
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,198,832	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.7
Long Put Option	5.1
Short Call Option	(6.0)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249274
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq – 100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – September
Trading Symbol	CPNS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – September for the period of September 3, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNS	$29Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.69%
AssetsNet	$ 29,478,959
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,478,959	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.9
Long Put Option	2.7
Short Call Option	(8.6)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249272
Shareholder Report [Line Items]
Fund Name	Calamos Nasdaq – 100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – June
Trading Symbol	CPNJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – June for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNJ	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 34,602,805
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,602,805	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	107.8
Long Put Option	1.1
Short Call Option	(9.2)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000250960
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – July
Trading Symbol	CPRJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – July for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRJ	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 50,960,817
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$50,960,817	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.8
Long Put Option	1.7
Short Call Option	(6.5)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249279
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – August
Trading Symbol	CPSA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – August for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSA	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 41,768,104
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$41,768,104	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.9
Long Put Option	1.7
Short Call Option	(5.7)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252650
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – December
Trading Symbol	CPSD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – December for the period of December 2, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSD	$11Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.69%
AssetsNet	$ 45,094,341
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$45,094,341	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.2
Long Put Option	4.3
Short Call Option	(2.7)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252652
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – January
Trading Symbol	CPSY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – January for the period of January 2, 2025 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSY	$6Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.69%
AssetsNet	$ 18,981,575
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$18,981,575	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.8
Long Put Option	3.9
Short Call Option	(4.9)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252655
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – November
Trading Symbol	CPSN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – November for the period of November 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSN	$17Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.69%
AssetsNet	$ 20,437,543
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,437,543	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.1
Long Put Option	2.9
Short Call Option	(6.1)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000252656
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – October
Trading Symbol	CPSO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – October for the period of October 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSO	$23Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.69%
AssetsNet	$ 21,210,010
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$21,210,010	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	102.4
Long Put Option	2.8
Short Call Option	(5.3)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249280
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – September
Trading Symbol	CPST
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – September for the period of September 3, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPST	$29Footnote Reference**	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.69%
AssetsNet	$ 28,737,151
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$28,737,151	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.2
Long Put Option	2.2
Short Call Option	(5.4)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249282
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – July
Trading Symbol	CPSJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – July for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSJ	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 37,937,108
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$37,937,108	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.1
Long Put Option	1.2
Short Call Option	(5.4)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249281
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> – May
Trading Symbol	CPSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – May for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSM	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 66,724,715
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$66,724,715	3	0%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	110.5
Long Put Option	0.3
Short Call Option	(10.9)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources